Financial Instruments - Assets and Liabilities Measured on Recurring Basis (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Other selected financial assets
Total selected financial assets	[1]	$ 38,157	$ 53,627
Other selected financial liabilities
Short-term borrowings, carried at historical proceeds, as adjusted	[2]	10,160	5,141
Long-term debt, carried at historical proceeds, as adjusted	[2]	28,818	31,541
Total selected financial liabilities	[1]	40,687	37,371
Reported Value Measurement [Member]
Other selected financial assets
Held-to-maturity debt securities, carried at amortized cost	[3],[4]	1,388	7,255
Private equity securities, carried at equity-method or at cost	[3],[5]	1,336	1,993
Total		2,724	9,248
Other selected financial liabilities
Short-term borrowings, carried at historical proceeds, as adjusted	[3],[6]	10,160	5,141
Long-term debt, carried at historical proceeds, as adjusted	[6],[7],[8]	28,818	31,541
Total	[6]	38,978	36,682
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading funds and securities	[1],[9]	287	105
Selected financial assets measured at fair value on a recurring basis	[1]	35,433	44,379
Selected financial liabilities measured at fair value on a recurring basis
Derivative financial instruments in a liability position	[1],[10]	1,709	689
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments in a receivable position	[1],[11]	837	801
Selected financial liabilities measured at fair value on a recurring basis
Derivative financial instruments in a liability position	[1],[10]	139	17
Fair Value, Measurements, Recurring [Member] | Currency Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments in a receivable position	[1],[11]	135	593
Selected financial liabilities measured at fair value on a recurring basis
Derivative financial instruments in a liability position	[1],[10]	1,489	594
Fair Value, Measurements, Recurring [Member] | Foreign currency forward-exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments in a receivable position	[1],[11]	559	547
Selected financial liabilities measured at fair value on a recurring basis
Derivative financial instruments in a liability position	[1],[10]	81	78
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[1],[4]	32,078	39,762
Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[1]	934	2,174
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[1],[4]	$ 603	$ 397

[1]	We use a market approach in valuing financial instruments on a recurring basis. For additional information, see Note 1E. All of our financial assets and liabilities measured at fair value on a recurring basis use Level 2 inputs in the calculation of fair value, except less than 1% that use Level 1 inputs.
[2]	Amounts may not add due to rounding.
[3]	Short-term borrowings include foreign currency short-term borrowings with fair values of $547 million as of December 31, 2015, which are used as hedging instruments. The differences between the estimated fair values and carrying values of held-to-maturity debt securities, private equity securities at cost and short-term borrowings not measured at fair value on a recurring basis were not significant as of December 31, 2015 or December 31, 2014. The fair value measurements of our held-to-maturity debt securities and our short-term borrowings are based on Level 2 inputs, using a market approach. The fair value measurements of our private equity securities carried at cost are based on Level 3 inputs.
[4]	gross unrealized gains and losses are not significant.
[5]	Our private equity securities represent investments in the life sciences sector.
[6]	Some carrying amounts may include adjustments for discount or premium amortization or for the effect of hedging the interest rate fair value risk associated with certain financial liabilities by interest rate swaps.
[7]	Includes foreign currency debt with fair values of $560 million as of December 31, 2014, which are used as hedging instruments.
[8]	The fair value of our long-term debt (not including the current portion of long-term debt) was $32.7 billion as of December 31, 2015 and $36.6 billion as of December 31, 2014. The fair value measurements for our long-term debt are based on Level 2 inputs, using a market approach. Generally, the difference between the fair value of our long-term debt and the amount reported on the consolidated balance sheet is due to a decline in relative market interest rates since the debt issuance.
[9]	As of December 31, 2015, trading funds and securities are composed of $100 million of trading equity funds, $102 million of trading debt funds, and $85 million of trading equity securities. As of December 31, 2014, trading securities of $105 million is composed of debt and equity securities. The trading equity securities as of December 31, 2015 and the trading debt and equity securities as of December 31, 2014 are held in trust for benefits attributable to the former Pharmacia Savings Plus Plan.
[10]	Designated as hedging instruments, except for certain contracts used as offsets; namely, foreign currency swaps with fair values of $234 million and foreign currency forward-exchange contracts with fair values of $59 million as of December 31, 2015; and foreign currency swaps with fair values of $121 million and foreign currency forward-exchange contracts with fair values of $54 million as of December 31, 2014.
[11]	Designated as hedging instruments, except for certain contracts used as offsets; namely, foreign currency forward-exchange contracts with fair values of $136 million as of December 31, 2015; and foreign currency forward-exchange contracts with fair values of $159 million as of December 31, 2014.